Liability for Losses Under Representations and Warranties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Liability for representations and warranties
Balance at beginning of the period	$ 3,504	$ 449	$ 189
Provision for losses on loans sold	4,675	3,055	260
Incurred losses	(56)
Balance at end of period	8,123	3,504	449
UPB of mortgage loans subject to representations and warranties	23,637,202	8,856,044	679,247
During the period:
UPB of mortgage loans repurchased	8,449	4,399
UPB of repurchased mortgage loans put to correspondent lenders	3,593
Period end:
UPB of mortgage loans subject to pending claims for repurchase	$ 1,655	$ 2,582	$ 9,774